Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 4 — Goodwill and Intangible Assets

Goodwill

The Company currently has one reporting unit. The following table presents the changes in the carrying amount of goodwill for the three months ended December 31, 2023 (in thousands):

Goodwill
Balance as of March 31, 2023	$12,041
Acquisitions	-
Balance as of December 31, 2023	$12,041

Finite-Lived Intangible Assets

The Company’s finite-lived intangible assets were as follows as of December 31, 2023 (in thousands):

	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
Content creator relationships	$3,615	$1,219	$2,396
Brand and trade names	1,010	354	656
Total	$4,625	$1,573	$3,052

The Company’s finite-lived intangible assets were as follows as of March 31, 2023 (in thousands):

	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	278	732
Total	$1,782	$1,050	$732

Finder’s Agreement

In September 2023, the Company entered into a finder’s fee arrangement pursuant to which the Company agreed to issue shares of its common stock at a price of $8.00 per share (subject to adjustment in certain limited circumstances) as a finder’s fee to a certain third party podcast platform in the event certain former and/or current podcasts of such platform entered into new podcasting agreements with the Company, with the amount of the fee to be based on the amount of revenues actually derived by the Company from such podcasts during a predetermined period. Payments made to such third party attributed to the Company entering into new podcast contracts were capitalized to content creator relationship intangibles. As of December 31, 2023 the Company has capitalized $2.2 million of payments made to such third party.

The Company’s amortization expense on its finite-lived intangible assets was $0.3 million and $0.1 million for the three months ended December 31, 2023 and 2022, respectively. The Company’s amortization expense on its finite-lived intangible assets was $0.5 million and $0.1 million for the nine months ended December 31, 2023 and 2022, respectively.

The Company expects to record amortization of intangible assets for fiscal years ending March 31, 2024 and future fiscal years as follows (in thousands):

For Years Ending March 31,
2024 (remaining three months)	$748
2025	1,480
2026	199
2027	199
2028	199
Thereafter	227
$3,052

Note 5 — Goodwill and Intangible Assets

Goodwill

The Company currently has one reporting unit. The following table presents the changes in the carrying amount of goodwill for the year ended March 31, 2023 (in thousands):

Goodwill
Balance as of March 31, 2022	$12,041
Acquisitions	-
Balance as of March 31, 2023	$12,041

Finite-Lived Intangible Assets

The Company’s finite-lived intangible assets were as follows as of March 31, 2023 (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	278	732
Total	$1,782	$1,050	$732

The Company’s finite-lived intangible assets were as follows as of March 31, 2022 (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	179	831
Total	$1,782	$951	$831

The Company’s amortization expense on its finite-lived intangible assets was $0.1 million and $0.5 million for the years ended March 31, 2023 and 2022, respectively.

The Company expects to record amortization of intangible assets for fiscal years ending March 31, 2024 and future fiscal years as follows (in thousands):

For Years Ending March 31,
2024	$101
2025	101
2026	101
2027	101
2028	101
Thereafter	227
$732